Net Loss per Share (Details) - USD ($)	2 Months Ended	3 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss and comprehensive loss attributable to common stockholders - basic and diluted	$ (2,000)	$ (4,082,000)		$ (390,000)	$ (11,912,000)
Evolv Technologies Holdings Inc [Member]
Numerator:
Net loss and comprehensive loss attributable to common stockholders - basic and diluted		$ (13,755,000)	$ (6,430,000)			$ (27,392,000)	$ (19,857,000)
Denominator:
Weighted average common shares outstanding - basic and diluted		26,433,739	23,414,746			23,625,483	22,655,763
Net loss per share attributable common stockholders ? basic and diluted		$ (0.52)	$ (0.27)			$ (1.16)	$ (0.88)